Financial assets - Movement in provisions that cover impairment losses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment loss (reversal)	€ 3,804	€ 7,030
Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses charged to income for the period	4,384	7,441
Impairment losses charged to income	9,778	12,616
Impairment losses reversed with a credit to income	(5,394)	(5,175)
Write-off of impaired assets against recorded allowance	(4,353)	(5,183)
Exchange differences and other	(57)	(1,716)
Previously written-off assets recovered	599	543
Impairment loss (reversal)	3,785	7,027
Impairment losses (preIFRS9)		7,027
Financial assets at amortised cost | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Provision to cover losses due to impairment of financial assets at beginning of year	23,823	23,255	€ 23,849	€ 22,713
Provision to cover losses due to impairment of financial assets at end of year	23,823	23,255	€ 23,849	€ 22,713
Financial instruments credit-impaired | Financial assets at amortised cost | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Provision to cover losses due to impairment of financial assets at beginning of year	14,101	13,571
Provision to cover losses due to impairment of financial assets at end of year	14,101	13,571
Financial instruments not credit-impaired | Financial assets at amortised cost | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Provision to cover losses due to impairment of financial assets at beginning of year	9,722	9,684
Provision to cover losses due to impairment of financial assets at end of year	9,722	9,684
Expected credit losses individually assessed | Financial assets at amortised cost | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Provision to cover losses due to impairment of financial assets at beginning of year	3,077	3,358
Provision to cover losses due to impairment of financial assets at end of year	3,077	3,358
Expected credit losses collectively assessed | Financial assets at amortised cost | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Provision to cover losses due to impairment of financial assets at beginning of year	20,746	19,897
Provision to cover losses due to impairment of financial assets at end of year	€ 20,746	€ 19,897